Fair Value Measurements and Risk Management (Predecessor) (Tables)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Revenue from Charterers
For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021 charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2023	2022	2021
A	25%	-	-
B	16%	20%	-
C	10%	-	-
D	-	14%	-
E	-	12%	-
F	-	11%	32%
G	-	-	35%
H	-	-	26%

OceanPal Inc. Predecessors [Member]
Financial Instruments and Risk Management [Abstract]
Revenue from Charterers
During the period from January 1, 2021, to November 29, 2021 and during 2020 and 2019, charterers that individually accounted for 10% or more of the OceanPal Inc. Predecessors time charter revenues were as follows:
	January 1, 2021 to
Charterer	November 29, 2021	2020	2019
C Transport Maritime LTD	38%
Vitera Chartering	29%
Reachy International	28%
Cargill International S.A.		34%	33%
Phaethon International Co AG.		34%
Uniper Global Commodities, Dusseldorf GE		22%
Crystal Sea Shipping Co., Limited		10%	12%
Hadson Shipping Lines Inc.			30%
Glencore Agriculture BV			22%